CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (RUB) In Millions, except Share data, unless otherwise specified	Total equity attributable to the Group	Investments in ordinary shares	Treasury stock	Additional paid-in capital	Accumulated other comprehensive (loss)/income	Retained earnings	Non-redeemable noncontrolling interest	Redeemable noncontrolling interest	Total
Balances at Dec. 31, 2011								2,595
Balances at Dec. 31, 2011	112,108	207	(24,462)	110	(11,766)	148,019	2,852		114,960
Balances (in shares) at Dec. 31, 2011		2,066,413,562	(77,496,725)
Increase (Decrease) in Shareholders' Equity
Net income	29,642					29,642	694		30,336
Net income								276
Other comprehensive income, net of tax	(1,910)				(1,910)		41	(239)	(1,869)
Dividends declared by MTS	(29,257)					(29,257)			(29,257)
Dividends to noncontrolling interest								(367)
Change in fair value of noncontrolling interest of K-Telecom	(33)					(33)		33	(33)
Sale of own shares	0		0						0
Sale of own shares (in shares)			2,340
Repurchase of own shares by MGTS (Note 23)	57			57			(319)		(262)
Disposal of Business-Nedvizhimost in 2013 Stream in 2012 and (Note 3)	116			116					116
Balances at Dec. 31, 2012								2,298
Balances at Dec. 31, 2012	110,723	207	(24,462)	283	(13,676)	148,371	3,268		113,991
Balances (in shares) at Dec. 31, 2012		2,066,413,562	(77,494,385)
Increase (Decrease) in Shareholders' Equity
Net income	79,839					79,839	693		80,532
Net income								256
Other comprehensive income, net of tax	(1,354)				(1,354)		10	97	(1,344)
Issuance of stock options (Note 2)	94			94					94
Dividends declared by MTS	(39,419)					(39,419)			(39,419)
Dividends to noncontrolling interest								(293)
Change in fair value of noncontrolling interest of K-Telecom	(574)					(574)		574	(574)
Sale of own shares	(1)		0	(1)					(1)
Sale of own shares (in shares)			2,888
Disposal of Business-Nedvizhimost in 2013 Stream in 2012 and (Note 3)	2,641			2,641			151		2,792
Acquisition of own stock	(20)		(20)						(20)
Acquisition of own stock (in shares)			(90,881)
Balances at Dec. 31, 2013								2,932	2,932
Balances at Dec. 31, 2013	151,931	207	(24,482)	3,019	(15,030)	188,217	4,122		156,053
Balances (in shares) at Dec. 31, 2013		2,066,413,562	(77,582,378)						2,066,413,562
Increase (Decrease) in Shareholders' Equity
Net income	51,822					51,822	190		52,012
Net income								381
Other comprehensive income, net of tax	8,736				8,736		2,312	692	11,048
Issuance of stock options (Note 2)	167			167					167
Dividends declared by MTS	(49,325)					(49,325)			(49,325)
Dividends to noncontrolling interest							(357)	(249)	(357)
Change in fair value of noncontrolling interest of K-Telecom	564					564		(564)	564
Sale of own shares	(24)		(20)	(4)					(24)
Sale of own shares (in shares)			90,881
Acquisition of own stock	(2)		(2)						(2)
Acquisition of own stock (in shares)			(9,935)
Consolidation of UMS							3,565		3,565
Investments in shares of entities under common control	(599)			(354)		(245)	(3)		(602)
Sale of building to Sistema	232			232			13		245
Disposal of Business-Nedvizhimost (Note 25)	2,351			2,351			134		2,485
Other	(48)					(48)			(48)
Balances at Dec. 31, 2014								3,192	3,192
Balances at Dec. 31, 2014	165,949	207	(24,464)	5,419	(6,294)	191,081	9,976		175,925
Balances (in shares) at Dec. 31, 2014		2,066,413,562	(77,501,432)						2,066,413,562